SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (848)	$ (723)
Right-of-use assets, net	804	308
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold buildings	$ 1,652	$ 1,031